Vessels and other fixed assets, net - Capital leases (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 27, 2013 USD ($)
New Yangzijiang Vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for eight years
Capital leased assets, Number of vessels		4
Vessel Capacity		64,000
Payments to acquire equipment on lease			$ 20,680
Proceeds from Long-term Capital Lease Obligations			20,680
Vessel purchase price obligation		$ 6,000
Interest and finance costs		7,477	3,088
Capital leased assets, Net book value		228,679	120,992
Accumulated amortization		$ 10,144	$ 3,056
CSSC Vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for ten years
Capital leased assets, Number of vessels	2
Vessel Capacity	208,000
CSSC First Vessel
Vessels [Line Items]
Vessel purchase price obligation	$ 12,960
CSSC Second Vessel
Vessels [Line Items]
Vessel purchase price obligation	12,000
Financed by SWS owner | CSSC First Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	43,200
Financed by SWS owner | CSSC Second Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	$ 40,000
Merger and Pappas Transaction | Five newbuilding vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		ten-year bareboat charters
Capital leased assets, Number of vessels			3	5
Vessel Capacity				208,000
Merger and Pappas Transaction | Five newbuilding vessels | Minimum
Vessels [Line Items]
Vessel purchase price obligation				$ 12,000
Merger and Pappas Transaction | Five newbuilding vessels | Maximum
Vessels [Line Items]
Vessel purchase price obligation				12,960
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Minimum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation				39,968
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Maximum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation				$ 43,152